Employee benefits (Schedule Of Changes In Options Outstanding) (Details)	12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 US Dollar [Member] USD ($)	Jul. 25, 2013 US Dollar [Member] USD ($)	Dec. 31, 2014 US Dollar [Member] USD ($)	Dec. 31, 2012 US Dollar [Member] USD ($)	Dec. 31, 2013 Eurodollar [Member] EUR (€)	Jul. 25, 2013 Eurodollar [Member] EUR (€)	Dec. 31, 2014 Eurodollar [Member] EUR (€)	Dec. 31, 2012 Eurodollar [Member] EUR (€)
Number of Options (in shares):
Beginning of period	3,308,502	346,510	400,400	388,150	515,110	1,876,088	1,924,688	2,920,352	1,319,957
Adjustment following capital distribution		62,145				336,446
Options granted	0	0			0	776,450			708,891
Options forfeited		(2,830)	(1,220)	(1,416)	(29,400)	(39,271)	(25,050)	(41,366)	(44,500)
Options exercised	(354,650)	(17,675)	(52,670)	(300,509)	(85,310)	(29,361)	(23,550)	(175,650)	(59,660)
End of period	2,789,561	388,150	346,510	86,225	400,400	2,920,352	1,876,088	2,703,336	1,924,688
Weighted Average Exercise Price (in euro/dollar per share)
Beginning balance of period		$ 21.72	$ 20.94	$ 18.75	$ 20.83	€ 22.26	€ 22.22	€ 20.22	€ 19.08
Adjustment following capital distribution		$ 18.42				€ 18.88
Options granted		$ 0.00			$ 0.00	€ 23.73			€ 27.04
Options forfeited		$ 9.06	$ 13.65	$ 18.08	$ 20.63	€ 20.93	€ 24.72	€ 22.00	€ 15.49
Options exercised		$ 12.66	$ 15.97	$ 12.53	$ 20.42	€ 10.70	€ 15.91	€ 15.68	€ 15.08
End of period		$ 18.75	$ 21.72	$ 21.18	$ 20.94	€ 20.22	€ 22.26	€ 20.49	€ 22.22